ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2012
ADVANCES TO SUPPLIERS [Abstract]
ADVANCES TO SUPPLIERS
7.	ADVANCES TO SUPPLIERS

	As of December 31,
	2011	2012
	RMB	RMB
Advances to suppliers under purchase contracts with term of less than 1 year	188,358,498	63,552,991
Advances to suppliers under purchase contracts with term of more than 1 year	229,376,531	-

Total	417,735, 029	63,552,991
Advances to suppliers to be utilized beyond one year	(209,630,940)	-

Advances to suppliers-current	208,104,089	63,552,991

The Group's advance payments to suppliers with purchase contracts with term of more than one year were made to two major suppliers, Hoku Materials, Inc. ("Hoku"), a fully owned subsidiary of Hoku Corporation (formerly known as "Hoku Scientific, Inc.") and Wuxi ZhongCai Technologies Co., Ltd., ("Wuxi Zhongcai") respectively. The Group previously entered into long-term polysilicon supply agreements with each of Hoku and Wuxi Zhongcai. As a result of continuing significant decline in the polysilicon purchase price and the adverse developments in those suppliers' operations during 2012, including the suspension of their productions, the Group made full provision of RMB223,043,440 for the full outstanding balances of inventory purchase prepayment made to those two suppliers under long-term polysilicon supply contracts during the year ended December 31, 2012.

As of December 31, 2011 and 2012, advances to suppliers with term of less than 1 year mainly represent payments for procurement of recoverable silicon materials, virgin polysilicon and solar cells and the Group has delivery plan with the respective suppliers to receive the materials in the next twelve months.